Current Receivables	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Current Receivables
NOTE 8. CURRENT RECEIVABLES

	Consolidated
	June 30, 2022	June 30, 2021
	A$	A$

GST and VAT receivables	2,088,394	775,400
Receivable for grant income	6,267,855	5,297,521
Accounts receivables	17,358	51,310

	8,373,607	6,124,231

Due to the short-term nature of these receivables, the carrying value is assumed to be their fair value at June
30
,
2022. No receivables were impaired or past due.